SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -Revision of previously issued financial statements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Condensed Balance Sheets:
Additional paid-in capital	$ 18,389,006	$ 13,692,181
Condensed Statements of Changes in Shareholders' Equity (Deficit):
Remeasurement for Class A ordinary shares subject to redemption amount	$ 3,625,617